RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
Restricted Cash And Cash Equivalent Abstract
RESTRICTED CASH [Text Block]

3. RESTRICTED CASH

At December 31, 2019, the Company classified $1,947 (December 31, 2018 - $619) as restricted cash. This amount is comprised of $187 (December 31, 2018 - $196) held as collateral for its corporate credit cards, $Nil (December 31, 2018 - $86) held in trust to be used to offset loan fees, and $1,760 (2018 - $337) cash held by wholly-owned subsidiaries of the Company whose full amount is for use and credit to the Company’s exploration venture partners in the USA, Sweden, Norway, and Finland pursuant to expenditure requirements for ongoing option agreements. Partner advances expected to be used within the following 12 months are included with current assets.